Shareholder Report, Line Graph (Details) 195132_Pacer PE-VC ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Pacer PE/VC ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer PE/VC ETF NAV
Accumulated Value	$ 10,000	$ 11,804
FTSE PE/VC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE PE/VC Index
Accumulated Value	10,000	$ 11,775
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000	$ 11,434